Parent company only condensed financial information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Parent company only condensed financial information
47	Parent company only condensed financial information
Parent company only financial statements include condensed financial information as to statements of financial position, cash flows and comprehensive income of a parent company as of the same dates and for the same periods for which the consolidated financial statements have been presented.
Save for the consideration in the amount of HK$933 million (equivalent to approximately RMB845,503 million) for the acquisition of Virtual Bank, as of December 31, 2023, the Company had no other material capital commitments.
 During the year ended December 31, 2023, except that Gem Alliance Limited paid cash dividend to the Company with an amount of USD
800
 million on August 30, other subsidiaries did not pay any dividend to the Company for the periods presented.

(a)	Investments accounted for using the equity method

	As of December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Investments in subsidiaries	95,412,806	106,249,382	102,400,960
Investments in associates	459,496	39,271	2,609

	95,872,302	106,288,653	102,403,569

Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition.
Condensed Statements of Comprehensive Income

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Investment income	60,006	38,695	8,105
Income from subsidiaries and VIEs	18,035,463	10,683,088	2,042,751

Total income	18,095,469	10,721,783	2,050,856

General and administrative expenses	(113,056)	(113,983)	(155,610)
Credit impairment losses	2,210	6,972	440
Finance costs	(1,380,292)	(1,753,486)	(1,003,183)
Other gains/(losses) - net	202,562	(161,917)	(5,638)

Total expenses	(1,288,576)	(2,022,414)	(1,163,991)

Income before income tax expenses	16,806,893	8,699,369	886,865
Less: Income tax expenses	(2,513)	—	—

Net profit for the year	16,804,380	8,699,369	886,865

Net profit attributable to:
Owners of the Company	16,804,380	8,699,369	886,865
Other comprehensive income/(loss), net of tax:
-Exchange differences on translation of foreign operations	28,402	(1,581,252)	(465,590)

Total comprehensive income for the year	16,832,782	7,118,117	421,275

Total comprehensive income attributable to:
Owners of the Company	16,832,782	7,118,117	421,275

Condensed Statements of Financial Position

	As of December 31,
	Note		2022	2023
			RMB’000	RMB’000
ASSETS
Cash at bank	16		1,644,302	68,371
Financial assets at fair value through profit or loss	17		767,636	—
Financial assets at amortized cost	18		155,602	—
Accounts and other receivables and contract assets	19		1,627,343	112,614
Investments accounted for using the equity method	47	(a)	106,288,653	102,403,569

Total assets			110,483,536	102,584,554

LIABILITIES
Borrowings	28		139,054	4,719,759
Accounts and other payables and contract liabilities	30		3,803,643	26,305
Convertible promissory notes payable	33		5,164,139	5,650,268
Optionally convertible promissory notes	34		8,142,908	—
Other liabilities			43,946	45,734

Total liabilities			17,293,690	10,442,066

EQUITY
Share capital	36		75	75
Share premium	36		32,073,874	32,142,233
Treasury shares	37		(5,642,769)	(5,642,768)
Other reserves	38		2,158,432	155,849
Retained earnings			64,600,234	65,487,099

Total equity			93,189,846	92,142,488

Total liabilities and equity			110,483,536	102,584,554

Condensed Statements of Cash Flows

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash used in operating activities	(105,253)	166,134	(100,314)

Net cash generated from/(used in) operating activities	(105,253)	166,134	(100,314)

Cash flows from investing activities

Inter-company cash flow	—	—	(4,600)
Capital contribution to consolidated entities	(109,635)	—	—
Payment for advances to consolidated entities	(3,689,678)	(160,000)	(948,295)
Receipts of repayments of the advances and capital return from consolidated entities	7,249,502	12,450,046	1,669,873
Proceeds and interest from sale of investment assets	6,522	419,538	774,498
Payment for acquisition of investment assets	(383,798)	(764,885)	—
Receipts of dividends from consolidated entities	—	—	5,833,440

Net cash generated from investing activities	3,072,913	11,944,699	7,324,916

Cash flows from financing activities
Proceeds from exercise of share-based payment	43,456	95,911	252
Proceeds from borrowings	319,535	134,228	4,069,584
Repayment of borrowings	(369,929)	(374,464)	(140,564)
Repayment for advances to consolidated entities	—	—	(4,695,913)
Receipts of advances from consolidated entities	—	—	5,266,949
Repayment of convertible promissory notes payable	—	(3,747,386)	(3,642,931)
Repayment of optionally convertible promissory notes	—	—	(8,342,096)
Refund of cash reserved for repurchase of ordinary shares	—	—	854,624
Payment for interest expenses	(555,304)	(621,246)	(731,034)
Payment for dividend declared	—	(7,717,474)	(1,435,461)
Payment for repurchase of ordinary shares	(6,438,455)	—	—
Other financing activities	(1,131)	—	—

Net cash used in financing activities	(7,001,828)	(12,230,431)	(8,796,590)

Effect of exchange rate changes on cash and cash equivalents	(62,027)	(49,716)	(3,943)

Net decrease in cash and cash equivalents	(4,096,195)	(169,314)	(1,575,931)
Add: Cash and cash equivalents at the beginning of the year	5,909,811	1,813,616	1,644,302

Cash and cash equivalents at the end of the year	1,813,616	1,644,302	68,371